Acquisition - iPoint Television (Details Narrative) - Securities and Exchange Agreement [Member] - iPoint Television LLC [Member] - USD ($)		27 Months Ended
	Jan. 15, 2014	Mar. 31, 2016
Ownership percentage acquired	90.00%
Acquisition expense		$ 2,500
Series A Preferred Stock [Member] | Mr. Clark Ortiz [Member]
Number of shares issued upon acquisition	25,000,000
Description of preferred stock voting rights	Voting rights equal to 100 shares of the Company’s common stock.
Description of preferred stock conversion basis	Convertible into the Company’s common stock at the rate of 10 shares of common stock for each share of Series A.
Common Stock [Member] | Mr. Clark Ortiz [Member]
Number of shares issued upon purchase price acquisition	50,000,000
Assets acquired	$ 0